Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment by CGUs (Pemex Industrial Transformation) (Detail) - Pemex Industrial Transformation $ in Thousands	6 Months Ended
Jun. 30, 2025 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (2,200,349)
Cadereyta Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	(7,724,245)
Salamanca Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	(6,408,822)
Salamanca Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	(3,879,630)
Madero Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	(289,501)
Minatitlán Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	(226,982)
Gas Arenque Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	2,154
Matapionche Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	3,025
Poza Rica Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	13,667
Cangrejera Ethylene Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	55,298
Pajaritos Ethylene Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	97,160
La Venta Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	128,351
Coatzacoalcos Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	226,723
Cactus Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	1,020,168
Morelos Petrochemical Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	1,167,663
Ciudad Pemex Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	1,423,670
Cosoleacaque Petrochemical Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	1,551,778
Nuevo Pemex Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	2,433,853
Tula Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ 8,205,321